Significant Accounting Policies - Schedule of Expected Future Amortization Expense of Website Development Costs (Details) - Website Development Costs [Member] - USD ($)	Feb. 28, 2018	Aug. 31, 2017
2018	$ 19,167	$ 18,407
2019	19,167	18,407
2020	19,167	18,407
2021	19,167	18,407
2022	19,167	18,407
Total	$ 95,835	$ 92,035